Postemployment benefit plans	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Postemployment benefit plans
Postemployment benefit plans

We provide defined benefit pension plans, defined contribution plans and/or other postretirement benefit plans (retirement health care and life insurance) to employees in many of our locations throughout the world. Our defined benefit pension plans provide a benefit based on years of service and/or the employee’s average earnings near retirement. Our defined contribution plans allow employees to contribute a portion of their salary to help save for retirement, and in certain cases, we provide a matching contribution. The benefit obligation related to our non-U.S. defined benefit pension plans are for employees located primarily in Europe, Japan and Brazil. For other postretirement benefits, substantially all of our benefit obligation is for employees located in the United States.

Our U.S. defined benefit pension plans for support and management employees were frozen for certain employees on December 31, 2010, and will freeze for remaining employees on December 31, 2019. On the respective transition dates employees move to a retirement benefit that provides a frozen pension benefit and a 401(k) plan that will include a matching contribution and a new annual employer contribution.

In February 2012, we announced the closure of the Electro-Motive Diesel facility located in London, Ontario. As a result of the closure, we recognized a $37 million other postretirement benefits curtailment gain. This excludes a $21 million loss of a third-party receivable for other postretirement benefits that was eliminated due to the closure. In addition, a $10 million contractual termination benefit expense was recognized related to statutory pension benefits required to be paid to certain affected employees. As a result, a net gain of $6 million related to the facility closure was recognized in Other operating (income) expenses in Statement 1.

In August 2012, we announced changes to our U.S. hourly pension plan, which impacted certain hourly employees. For the impacted employees, pension benefit accruals were frozen on January 1, 2013 or will freeze January 1, 2016, at which time employees will become eligible for various provisions of company sponsored 401(k) plans including a matching contribution and an annual employer contribution. The plan changes resulted in a curtailment and required a remeasurement as of August 31, 2012. The curtailment and the remeasurement resulted in a net increase in our Liability for postemployment benefits of $243 million and a net loss of $153 million, net of tax, recognized in Accumulated other comprehensive income (loss). The increase in the liability was primarily due to a decline in the discount rate. Also, the curtailment resulted in expense of $7 million which was recognized in Other operating (income) expenses in Statement 1.

A.	Benefit obligations

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2014	2013	2012	2014	2013	2012	2014	2013	2012
Change in benefit obligation:
Benefit obligation, beginning of year	$14,419	$15,913	$14,782	$4,609	$4,737	$4,299	$4,784	$5,453	$5,381
Service cost	157	196	185	109	120	108	82	108	92
Interest cost	648	581	609	185	166	182	213	195	221
Plan amendments	—	—	—	—	—	12	(1)	1	(38)
Actuarial losses (gains)	1,994	(1,450)	1,168	604	(41)	385	196	(658)	186
Foreign currency exchange rates	—	—	—	(436)	(81)	49	(30)	(19)	(11)
Participant contributions	—	—	—	9	10	9	61	57	48
Benefits paid - gross	(963)	(845)	(831)	(206)	(254)	(190)	(377)	(339)	(394)
Less: federal subsidy on benefits paid	—	—	—	—	—	—	14	8	16
Curtailments, settlements and termination benefits	(6)	(7)	—	(53)	(56)	(67)	(4)	—	(48)
Acquisitions, divestitures and other [1]	—	31	—	(20)	8	(50)	—	(22)	—
Benefit obligation, end of year	$16,249	$14,419	$15,913	$4,801	$4,609	$4,737	$4,938	$4,784	$5,453
Accumulated benefit obligation, end of year	$15,701	$14,056	$15,132	$4,408	$4,247	$4,329

Weighted-average assumptions used to determine benefit obligation:
Discount rate [2]	3.8%	4.6%	3.7%	3.3%	4.1%	3.7%	3.9%	4.6%	3.7%
Rate of compensation increase [2]	4.0%	4.0%	4.5%	4.0%	4.2%	3.9%	4.0%	4.0%	4.4%

[1]
In 2013, charge to recognize a previously unrecorded liability related to a subsidiary's pension plans and an adjustment to other postretirement benefits related to certain other benefits. See Note 26 regarding the divestiture of the third party logistics business in 2012.

[2]	End of year rates are used to determine net periodic cost for the subsequent year. See Note 12E.

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

(Millions of dollars)	One-percentage- point increase	One-percentage- point decrease
Effect on 2014 service and interest cost components of other postretirement benefit cost	$24	$(20)
Effect on accumulated postretirement benefit obligation	$298	$(245)

B.	Plan assets

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2014	2013	2012	2014	2013	2012	2014	2013	2012
Change in plan assets:
Fair value of plan assets, beginning of year	$12,395	$10,981	$9,997	$3,949	$3,426	$2,818	$822	$789	$814
Actual return on plan assets	849	1,722	1,235	507	535	368	75	158	117
Foreign currency exchange rates	—	—	—	(352)	(41)	47	—	—	—
Company contributions	255	541	580	265	303	446	195	157	204
Participant contributions	—	—	—	9	10	9	61	57	48
Benefits paid	(963)	(845)	(831)	(206)	(254)	(190)	(377)	(339)	(394)
Settlements and termination benefits	(6)	(4)	—	(50)	(30)	(72)	—	—	—
Acquisitions, divestitures and other	—	—	—	(22)	—	—	—	—	—
Fair value of plan assets, end of year	$12,530	$12,395	$10,981	$4,100	$3,949	$3,426	$776	$822	$789

In general, our strategy for both the U.S. and non-U.S. pensions includes further aligning our investments to our liabilities, while reducing risk in our portfolio. The current U.S. pension target asset allocations are 50 percent equities and 50 percent fixed income. These target allocations will be revisited periodically to ensure that they reflect our overall objectives. The non-U.S. pension weighted-average target allocations are 46 percent equities, 46 percent fixed income, 6 percent real estate and 2 percent other.  The target allocations for each plan vary based upon local statutory requirements, demographics of plan participants and funded status.  The non-U.S. plan assets are primarily invested in non-U.S. securities.

Our target allocations for the other postretirement benefit plans are 70 percent equities and 30 percent fixed income.

The U.S. plans are rebalanced to plus or minus 5 percentage points of the target asset allocation ranges on a monthly basis.  The frequency of rebalancing for the non-U.S. plans varies depending on the plan. As a result of our diversification strategies, there are no significant concentrations of risk within the portfolio of investments except for the holdings in Caterpillar stock in 2013 and 2012 as discussed below.

The use of certain derivative instruments is permitted where appropriate and necessary for achieving overall investment policy objectives.  The plans do not engage in derivative contracts for speculative purposes.

The accounting guidance on fair value measurements specifies a fair value hierarchy based upon the observability of inputs used in valuation techniques (Level 1, 2 and 3).  See Note 18 for a discussion of the fair value hierarchy.

Fair values are determined as follows:

•	Equity securities are primarily based on valuations for identical instruments in active markets.

•	Fixed income securities are primarily based upon models that take into consideration such market-based factors as recent sales, risk-free yield curves and prices of similarly rated bonds.

•	Real estate is stated at the fund’s net asset value or at appraised value.

•	Cash, short-term instruments and other are based on the carrying amount, which approximates fair value, or the fund’s net asset value.

The fair value of the pension and other postretirement benefit plan assets by category is summarized below:

	December 31, 2014
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$3,713	$1	$161	$3,875
Non-U.S. equities	2,291	12	1	2,304

Fixed income securities:
U.S. corporate bonds	—	3,985	25	4,010
Non-U.S. corporate bonds	—	552	—	552
U.S. government bonds	—	528	—	528
U.S. governmental agency mortgage-backed securities	—	752	2	754
Non-U.S. government bonds	—	62	2	64

Real estate	—	—	9	9

Cash, short-term instruments and other	37	397	—	434
Total U.S. pension assets	$6,041	$6,289	$200	$12,530

	December 31, 2013
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$4,337	$—	$129	$4,466
Non-U.S. equities	3,058	—	—	3,058

Fixed income securities:
U.S. corporate bonds	—	2,123	34	2,157
Non-U.S. corporate bonds	—	327	20	347
U.S. government bonds	—	774	—	774
U.S. governmental agency mortgage-backed securities	—	905	—	905
Non-U.S. government bonds	—	52	—	52

Real estate	—	—	8	8

Cash, short-term instruments and other	22	606	—	628
Total U.S. pension assets	$7,417	$4,787	$191	$12,395

	December 31, 2012
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$4,460	$3	$98	$4,561
Non-U.S. equities	2,691	2	—	2,693

Fixed income securities:
U.S. corporate bonds	—	1,490	23	1,513
Non-U.S. corporate bonds	—	231	10	241
U.S. government bonds	—	694	8	702
U.S. governmental agency mortgage-backed securities	—	794	1	795
Non-U.S. government bonds	—	33	3	36

Real estate	—	—	8	8

Cash, short-term instruments and other	13	419	—	432
Total U.S. pension assets	$7,164	$3,666	$151	$10,981

	December 31, 2014
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$552	$—	$—	$552
Non-U.S. equities	794	250	—	1,044
Global equities [1]	218	52	—	270

Fixed income securities:
U.S. corporate bonds	—	81	9	90
Non-U.S. corporate bonds	—	503	2	505
U.S. government bonds	—	1	—	1
Non-U.S. government bonds	—	836	—	836
Global fixed income [1]	—	363	—	363

Real estate	—	182	48	230

Cash, short-term instruments and other [2]	159	50	—	209
Total non-U.S. pension assets	$1,723	$2,318	$59	$4,100

	December 31, 2013
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$607	$1	$—	$608
Non-U.S. equities	1,022	160	—	1,182
Global equities [1]	235	54	—	289

Fixed income securities:
U.S. corporate bonds	—	84	9	93
Non-U.S. corporate bonds	—	534	12	546
U.S. government bonds	—	3	—	3
Non-U.S. government bonds	—	418	—	418
Global fixed income [1]	—	397	—	397

Real estate	—	136	111	247

Cash, short-term instruments and other [2]	141	25	—	166
Total non-U.S. pension assets	$2,005	$1,812	$132	$3,949

	December 31, 2012
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$436	$2	$—	$438
Non-U.S. equities	1,038	118	—	1,156
Global equities [1]	244	27	—	271

Fixed income securities:
U.S. corporate bonds	—	37	3	40
Non-U.S. corporate bonds	—	494	2	496
U.S. government bonds	—	3	—	3
Non-U.S. government bonds	—	169	—	169
Global fixed income [1]	—	403	—	403

Real estate	—	114	104	218

Cash, short-term instruments and other [2]	185	47	—	232
Total non-U.S. pension assets	$1,903	$1,414	$109	$3,426

[1]	Includes funds that invest in both U.S. and non-U.S. securities.

[2]	Includes funds that invest in multiple asset classes, hedge funds and other.

	December 31, 2014
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$392	$—	$—	$392
Non-U.S. equities	158	1	—	159

Fixed income securities:
U.S. corporate bonds	—	103	—	103
Non-U.S. corporate bonds	—	17	—	17
U.S. government bonds	—	30	—	30
U.S. governmental agency mortgage-backed securities	—	50	—	50
Non-U.S. government bonds	—	3	—	3

Cash, short-term instruments and other	9	13	—	22
Total other postretirement benefit assets	$559	$217	$—	$776

	December 31, 2013
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$388	$—	$—	$388
Non-U.S. equities	189	—	—	189

Fixed income securities:
U.S. corporate bonds	—	101	—	101
Non-U.S. corporate bonds	—	17	—	17
U.S. government bonds	—	23	—	23
U.S. governmental agency mortgage-backed securities	—	49	—	49
Non-U.S. government bonds	—	2	—	2

Cash, short-term instruments and other	8	45	—	53
Total other postretirement benefit assets	$585	$237	$—	$822

	December 31, 2012
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$387	$—	$—	$387
Non-U.S. equities	194	—	—	194

Fixed income securities:
U.S. corporate bonds	—	70	—	70
Non-U.S. corporate bonds	—	11	—	11
U.S. government bonds	—	27	—	27
U.S. governmental agency mortgage-backed securities	—	33	—	33
Non-U.S. government bonds	—	2	—	2

Cash, short-term instruments and other	18	47	—	65
Total other postretirement benefit assets	$599	$190	$—	$789

Below are roll-forwards of assets measured at fair value using Level 3 inputs for the years ended December 31, 2014, 2013 and 2012.  These instruments were valued using pricing models that, in management’s judgment, reflect the assumptions a market participant would use.

(Millions of dollars)	Equities	Fixed Income	Real Estate	Other
U.S. Pension
Balance at December 31, 2011	$77	$51	$8	$—
Unrealized gains (losses)	(4)	—	—	(1)
Realized gains (losses)	4	2	—	—
Purchases, issuances and settlements, net	21	(4)	—	1
Transfers in and/or out of Level 3	—	(4)	—	—
Balance at December 31, 2012	$98	$45	$8	$—
Unrealized gains (losses)	10	(1)	—	—
Realized gains (losses)	4	—	—	—
Purchases, issuances and settlements, net	17	12	—	—
Transfers in and/or out of Level 3	—	(2)	—	—
Balance at December 31, 2013	$129	$54	$8	$—
Unrealized gains (losses)	1	—	1	—
Realized gains (losses)	19	3	—	—
Purchases, issuances and settlements, net	13	(23)	—	—
Transfers in and/or out of Level 3	—	(5)	—	—
Balance at December 31, 2014	$162	$29	$9	$—

Non-U.S. Pension
Balance at December 31, 2011	$—	$9	$97	$—
Unrealized gains (losses)	—	—	8	—
Realized gains (losses)	—	—	—	—
Purchases, issuances and settlements, net	—	(1)	(1)	—
Transfers in and/or out of Level 3	—	(3)	—	—
Balance at December 31, 2012	$—	$5	$104	$—
Unrealized gains (losses)	—	—	7	—
Realized gains (losses)	—	—	—	—
Purchases, issuances and settlements, net	—	16	—	—
Transfers in and/or out of Level 3	—	—	—	—
Balance at December 31, 2013	$—	$21	$111	$—
Unrealized gains (losses)	—	(1)	(23)	—
Realized gains (losses)	—	—	22	—
Purchases, issuances and settlements, net	—	(1)	(62)	—
Transfers in and/or out of Level 3	—	(8)	—	—
Balance at December 31, 2014	$—	$11	$48	$—

Equity securities within plan assets include Caterpillar Inc. common stock in the amounts of:

	U.S. Pension Benefits [1]			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2014	2013	2012	2014	2013	2012	2014	2013	2012
Caterpillar Inc. common stock	$—	$495	$597	$—	$—	$1	$—	$—	$1

[1]	Amounts represent 4 percent and 5 percent of total plan assets for 2013 and 2012, respectively.

C.	Funded status

The funded status of the plans, reconciled to the amount reported on Statement 3, is as follows:

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2014	2013	2012	2014	2013	2012	2014	2013	2012
End of Year
Fair value of plan assets	$12,530	$12,395	$10,981	$4,100	$3,949	$3,426	$776	$822	$789
Benefit obligations	16,249	14,419	15,913	4,801	4,609	4,737	4,938	4,784	5,453
Over (under) funded status recognized in financial position	$(3,719)	$(2,024)	$(4,932)	$(701)	$(660)	$(1,311)	$(4,162)	$(3,962)	$(4,664)

Components of net amount recognized in financial position:
Other assets (non-current asset)	$3	$5	$—	$144	$123	$30	$—	$—	$—
Accrued wages, salaries and employee benefits (current liability)	(28)	(26)	(23)	(24)	(29)	(27)	(160)	(169)	(169)
Liability for postemployment benefits (non-current liability)	(3,694)	(2,003)	(4,909)	(821)	(754)	(1,314)	(4,002)	(3,793)	(4,495)
Net liability recognized	$(3,719)	$(2,024)	$(4,932)	$(701)	$(660)	$(1,311)	$(4,162)	$(3,962)	$(4,664)

Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Net actuarial loss (gain)	$6,034	$4,396	$7,286	$1,494	$1,373	$1,907	$800	$662	$1,528
Prior service cost (credit)	2	19	36	9	13	22	(31)	(84)	(159)
Transition obligation (asset)	—	—	—	—	—	—	—	—	3
Total	$6,036	$4,415	$7,322	$1,503	$1,386	$1,929	$769	$578	$1,372

The estimated amounts that will be amortized from Accumulated other comprehensive income (loss) at December 31, 2014 into net periodic benefit cost (pre-tax) in 2015 are as follows:

(Millions of dollars)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Other Postretirement Benefits
Net actuarial loss (gain)	$507	$101	$53
Prior service cost (credit)	1	—	(55)
Total	$508	$101	$(2)

The following amounts relate to our pension plans with projected benefit obligations in excess of plan assets:

	U.S. Pension Benefits at Year-end			Non-U.S. Pension Benefits at Year-end
(Millions of dollars)	2014	2013	2012	2014	2013	2012
Projected benefit obligation	$16,182	$14,352	$15,913	$4,539	$4,177	$4,310
Accumulated benefit obligation	$15,634	$13,989	$15,132	$4,148	$3,820	$3,903
Fair value of plan assets	$12,460	$12,323	$10,981	$3,695	$3,394	$2,969

The following amounts relate to our pension plans with accumulated benefit obligations in excess of plan assets:

	U.S. Pension Benefits at Year-end			Non-U.S. Pension Benefits at Year-end
(Millions of dollars)	2014	2013	2012	2014	2013	2012
Projected benefit obligation	$16,182	$14,352	$15,913	$1,879	$1,436	$4,107
Accumulated benefit obligation	$15,634	$13,989	$15,132	$1,734	$1,374	$3,752
Fair value of plan assets	$12,460	$12,323	$10,981	$1,068	$797	$2,806

The accumulated postretirement benefit obligation exceeds plan assets for all of our other postretirement benefit plans for all years presented.

D.	Expected cash flow

Information about the expected cash flow for the pension and other postretirement benefit plans is as follows:

(Millions of dollars)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Other Postretirement Benefits
Employer contributions:
2015 (expected)	$30	$160	$200

Expected benefit payments:
2015	$890	$220	$320
2016	910	200	320
2017	920	190	320
2018	930	190	330
2019	940	200	330
2020-2024	4,790	1,140	1,630
Total	$9,380	$2,140	$3,250

The above table reflects the total employer contributions and benefits expected to be paid from the plan or from company assets and does not include the participants’ share of the cost. The expected benefit payments for our other postretirement benefits include payments for prescription drug benefits. Medicare Part D subsidy amounts expected to be received by the company which will offset other postretirement benefit payments are as follows:

(Millions of dollars)	2015	2016	2017	2018	2019	2020-2024	Total
Other postretirement benefits	$15	$15	$15	$15	$20	$95	$175

E.	Net periodic cost

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2014	2013	2012	2014	2013	2012	2014	2013	2012
Components of net periodic benefit cost:
Service cost	$157	$196	$185	$109	$120	$108	$82	$108	$92
Interest cost	648	581	609	185	166	182	213	195	221
Expected return on plan assets [1]	(885)	(832)	(812)	(258)	(225)	(215)	(52)	(56)	(63)
Other adjustments [2]	—	31	—	—	—	—	—	(22)	—
Curtailments, settlements and termination benefits [3]	—	—	7	14	2	38	(2)	—	(40)
Amortization of:
Transition obligation (asset)	—	—	—	—	—	—	—	2	2
Prior service cost (credit) [4]	17	18	19	—	1	1	(55)	(73)	(68)
Net actuarial loss (gain) [5]	392	546	504	86	128	97	41	107	100
Total cost included in operating profit	$329	$540	$512	$136	$192	$211	$227	$261	$244

Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Current year actuarial loss (gain)	$2,030	$(2,344)	$745	$207	$(406)	$225	$179	$(759)	$133
Amortization of actuarial (loss) gain	(392)	(546)	(504)	(86)	(128)	(97)	(41)	(107)	(100)
Current year prior service cost (credit)	—	—	(7)	(4)	(7)	10	(2)	2	(38)
Amortization of prior service (cost) credit	(17)	(18)	(19)	—	(1)	(1)	55	73	68
Amortization of transition (obligation) asset	—	—	—	—	—	—	—	(2)	(2)
Total recognized in other comprehensive income	1,621	(2,908)	215	117	(542)	137	191	(793)	61
Total recognized in net periodic cost and other comprehensive income	$1,950	$(2,368)	$727	$253	$(350)	$348	$418	$(532)	$305

Weighted-average assumptions used to determine net cost:
Discount rate	4.6%	3.7%	4.3%	4.1%	3.7%	4.3%	4.6%	3.7%	4.3%
Expected rate of return on plan assets [6]	7.8%	7.8%	8.0%	6.9%	6.8%	7.1%	7.8%	7.8%	8.0%
Rate of compensation increase	4.0%	4.5%	4.5%	4.2%	3.9%	3.9%	4.0%	4.4%	4.4%

[1]	Expected return on plan assets developed using calculated market-related value of plan assets which recognizes differences in expected and actual returns over a three-year period.

[2]	Charge to recognize a previously unrecorded liability related to a subsidiary's pension plans and an adjustment to other postretirement benefits related to certain other benefits.

[3]	Curtailments, settlements and termination benefits were recognized in Other operating (income) expenses in Statement 1.

[4]
Prior service cost (credit) for both pension and other postretirement benefits are generally amortized using the straight-line method over the average remaining service period of active employees expected to receive benefits from the plan. For pension plans in which all or almost all of the plan's participants are inactive and other postretirement benefit plans in which all or almost all of the plan's participants are fully eligible for benefits under the plan, prior service cost (credit) are amortized using the straight-line method over the remaining life expectancy of those participants.

[5]
Net actuarial loss (gain) for pension and other postretirement benefit plans are generally amortized using the straight-line method over the average remaining service period of active employees expected to receive benefits from the plan. For plans in which all or almost all of the plan’s participants are inactive, net actuarial loss (gain) are amortized using the straight-line method over the remaining life expectancy of the inactive participants.

[6]	The weighted-average rates for 2015 are 7.4 percent and 6.8 percent for U.S. and non-U.S. pension plans, respectively.

The assumed discount rate is used to discount future benefit obligations back to today’s dollars.  The U.S. discount rate is based on a benefit cash flow-matching approach and represents the rate at which our benefit obligations could effectively be settled as of our measurement date, December 31.  The benefit cash flow-matching approach involves analyzing Caterpillar’s projected cash flows against a high quality bond yield curve, calculated using a wide population of corporate Aa bonds available on the measurement date.  The very highest and lowest yielding bonds (top and bottom 10 percent) are excluded from the analysis.  A similar process is used to determine the assumed discount rate for our most significant non-U.S. plans. This rate is sensitive to changes in interest rates. A decrease in the discount rate would increase our obligation and future expense.

Our U.S. expected long-term rate of return on plan assets is based on our estimate of long-term passive returns for equities and fixed income securities weighted by the allocation of our pension assets. Based on historical performance, we increase the passive returns due to our active management of the plan assets. To arrive at our expected long-term return, the amount added for active management was 1 percent for 2014, 2013 and 2012.  A similar process is used to determine this rate for our non-U.S. plans.

The assumed health care trend rate represents the rate at which health care costs are assumed to increase. We assumed a weighted-average increase of 6.6 percent in our calculation of 2014 benefit expense.  We expect a weighted-average increase of 6.6 percent during 2015.  The 2015 rates are assumed to decrease gradually to the ultimate health care trend rate of 5 percent in 2021. This rate represents 3 percent general inflation plus 2 percent additional health care inflation.

F.	Other postemployment benefit plans

We offer long-term disability benefits, continued health care for disabled employees, survivor income benefit insurance and supplemental unemployment benefits to substantially all U.S. employees.

G.	Defined contribution plans

We have both U.S. and non-U.S. employee defined contribution plans to help employees save for retirement. Our primary U.S. 401(k) plan allows eligible employees to contribute a portion of their cash compensation to the plan on a tax-deferred basis. Employees with frozen defined benefit pension accruals are eligible for matching contributions equal to 100 percent of employee contributions to the plan up to 6 percent of cash compensation and an annual employer contribution that ranges from 3 to 5 percent of cash compensation (depending on years of service and age). Employees that are still accruing benefits under a defined benefit pension plan are eligible for matching contributions equal to 50 percent of employee contributions up to 6 percent of cash compensation. Various other U.S. and non-U.S. defined contribution plans allow eligible employees to contribute a portion of their salary to the plans, and in some cases, we provide a matching contribution to the funds.

Total company costs related to U.S. and non-U.S. defined contribution plans were as follows:

(Millions of dollars)	2014	2013	2012
U.S. plans	$301	$308	$260
Non-U.S. plans	85	64	60
	$386	$372	$320

H.	Summary of long-term liability:

	December 31,
(Millions of dollars)	2014	2013	2012
Pensions:
U.S. pensions	$3,694	$2,003	$4,909
Non-U.S. pensions	821	754	1,314
Total pensions	4,515	2,757	6,223
Postretirement benefits other than pensions	4,002	3,793	4,495
Other postemployment benefits	112	99	81
Defined contribution	334	324	286
	$8,963	$6,973	$11,085